Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Adaptive Alpha Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Adaptive Alpha Opportunities ETF
Class Name	Adaptive Alpha Opportunities ETF
Trading Symbol	AGOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adaptive Alpha Opportunities ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/AGOX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/AGOX
Expenses [Text Block]	What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AGOX	$63	1.19%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%
Net Assets	$ 329,467,301
Holdings Count | Holdings	251
Investment Company, Portfolio Turnover	274.94%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Net Assets	$329,467,301
Number of Holdings	251
Portfolio Turnover	274.94%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Invesco QQQ Trust Series 1	22.4%
iShares Russell 2000 ETF	8.1%
Amazon.com Inc	7.8%
Communication Services Select Sector SPDR Fund	6.9%
Boston Scientific Corp	4.8%
Carpenter Technology Corp	3.3%
Vanguard Financials ETF	2.6%
Howmet Aerospace Inc	2.4%
Technology Select Sector SPDR Fund	2.1%
Energy Select Sector SPDR Fund	1.8%

Adaptive Hedged Multi-Asset Income ETF
Shareholder Report [Line Items]
Fund Name	Adaptive Hedged Multi-Asset Income ETF
Class Name	Adaptive Hedged Multi-Asset Income ETF
Trading Symbol	AMAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adaptive Hedged Multi-Asset Income ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/AMAX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/AMAX
Expenses [Text Block]	What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMAX	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 21,933,071
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	350.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Net Assets	$21,933,071
Number of Holdings	16
Portfolio Turnover	350.47%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
UBS ETRACS Gold Shares Covered Call ETN	18.7%
Invesco QQQ Trust Series 1	10.5%
iShares Russell 2000 ETF	6.7%
United States Oil Fund LP	3.9%
YieldMax AAPL Option Income Strategy ETF	1.5%
Yieldmax META Option Income Strategy ETF	1.5%
YieldMax MSFT Option Income Strategy ETF	1.5%
Yieldmax TSLA Option Income ETF	1.5%
YieldMax NVDA Option Income Strategy ETF	1.5%
Yieldmax AMZN Option Income ETF	1.4%

RH Tactical Outlook ETF
Shareholder Report [Line Items]
Fund Name	RH Tactical Outlook ETF
Class Name	RH Tactical Outlook ETF
Trading Symbol	RHTX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RH Tactical Outlook ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RHTX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/RHTX
Expenses [Text Block]	What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RHTX	$70	1.25%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%
Net Assets	$ 9,295,232
Holdings Count | Holdings	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Net Assets	$9,295,232
Number of Holdings	5
Portfolio Turnover	0.00%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings	(% of net assets)
SPDR S&P 500 ETF Trust	51.1%
SPDR Portfolio S&P 400 Mid Cap ETF	30.1%
iShares Russell 2000 ETF	10.7%
SPDR Gold Shares	4.5%
iShares Silver Trust	3.6%

RH Tactical Rotation ETF
Shareholder Report [Line Items]
Fund Name	RH Tactical Rotation ETF
Class Name	RH Tactical Rotation ETF
Trading Symbol	RHRX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RH Tactical Rotation ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RHRX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/RHRX
Expenses [Text Block]	What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RHRX	$67	1.24%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
Net Assets	$ 16,356,611.24
Holdings Count | Holdings	5
Investment Company, Portfolio Turnover	95.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Net Assets	$16,356,611.24
Number of Holdings	5
Portfolio Turnover	95.76%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of net assets)
SPDR S&P 500 ETF Trust	30.9%
VanEck Semiconductor ETF	18.5%
SPDR Portfolio S&P 500 Growth ETF	17.5%
Financial Select Sector SPDR Fund	16.5%
Communication Services Select Sector SPDR Fund	16.3%